Unaudited Condensed Consolidated Statements of Cash Flows - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1],[2]	£ 1,733	£ 2,207
Other non-investment and non-cash assets		(389)	(550)
Investments		7,616	(26,539)
Policyholder liabilities (including unallocated surplus)		(10,725)	21,597
Other liabilities (including operational borrowings)		568	3,390
Other items	[3]	466	(15)
Net cash flows from operating activities		(731)	90
Cash flows from investing activities
Net cash outflows from purchases and disposals of property, plant and equipment		(167)	(56)
Net cash (outflows) inflows from corporate transactions	[4]	(248)	813
Net cash flows from investing activities		(415)	757
Equity capital:
Issues of ordinary share capital		6	10
Dividends paid		(840)	(786)
Net cash flows from financing activities		(1,125)	(987)
Net (decrease) increase in cash and cash equivalents		(2,271)	(140)
Cash and cash equivalents at beginning of period		10,690	10,065
Effect of exchange rate changes on cash and cash equivalents		31	(32)
Cash and cash equivalents at end of period		8,450	9,893
Shareholder-backed
Structural borrowings of the Group:
Interest paid	[5]	(187)	(207)
With-profits
Structural borrowings of the Group:
Redemption of subordinated debt		(100)
Interest paid	[6]	£ (4)	£ (4)

[1]	This measure as explained in the footnote to the income statement is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders.
[2]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders. This is principally because the corporate taxes of the Group include those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the profit before all taxes measure is not representative of pre-tax profits attributable to shareholders. Profit before all taxes is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of The Prudential Assurance Company Limited (‘PAC’) with-profits fund after adjusting for taxes borne by policyholders.
[3]	The adjusting items to profit before tax included within other items are adjustments in respect of non-cash items together with operational interest receipts and payments, dividend receipts and tax paid.
[4]	Net cash flows for corporate transactions are for distribution rights and the acquisition and disposal of businesses (including private equity and other subsidiaries acquired by with-profits funds for investment purposes).
[5]	Structural borrowings of shareholder-financed operations exclude borrowings to support short-term fixed income securities programmes, non-recourse borrowings of investment subsidiaries of shareholder-financed operations and other borrowings of shareholder-financed operations. Cash flows in respect of these borrowings are included within cash flows from operating activities.The changes in the carrying value of the structural borrowings of shareholder-financed operations during half year 2018 are analysed as follows:Cash movements £mNon-cash movements £m Balance at Foreign beginningIssueRedemptionexchangeOtherBalance atof period of debtof debtmovementmovementsend of periodHalf year 2018 6,280 — — 83 4 6,367Half year 2017 6,798 — — (191) 7 6,614
[6]	Interest paid on structural borrowings of with-profits operations relate solely to the £100 million 8.5 per cent undated subordinated guaranteed bonds, which contribute to the solvency base of the Scottish Amicable Insurance Fund (SAIF), a ring-fenced sub-fund of the PAC with-profits fund. These bonds were redeemed in full on 30 June 2018. Cash flows in respect of other borrowings of with-profits funds, which principally relate to consolidated investment funds, are included within cash flows from operating activities.